Income tax (Schedule of Income Taxes) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Income tax [Line Items]
Statutory tax rate	25.00%	25.00%	25.00%	25.00%
Current tax expenses	¥ 57,642		¥ 15,348	¥ 7,793
Deferred tax	(3,391)	$ (521)	1,483	(13,815)
Income tax (benefits) expenses	¥ 54,251	$ 8,338	¥ 16,831	¥ (6,022)
Hong Kong [Member]
Income tax [Line Items]
Statutory tax rate	16.50%	16.50%